UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

HEITMAN REIT FUND

Semi-Annual Report

Performance Data

September 30, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended September 30, 2012
	6 Months†	1 Year	3 Years	5 Years	10 Years	Since Inception**
Class A Shares (without sales charge)*	2.40%	32.39%	19.37%	0.58%	N/A	8.53%
Class A Shares (with sales charge)*	-3.44%	24.80%	17.01%	-0.61%	N/A	7.82%
Class Z Shares*	2.65%	32.90%	19.78%	0.90%	10.66%	N/A
Wilshire US Real Estate Securities Index	3.42%	32.40%	20.55%	1.53%	11.51%	9.92%

†	Not Annualized.

*	The inception date for Class A and Class Z shares of the Predecessor Fund is September 30, 2003 and March 13, 1989, respectively.

**	Benchmark performance is from inception date of Class A shares only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 434-8626.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated August 1,2012, are 1.93% and 1.50% for Class A Shares and 1.42% and 1.19% for Class Z Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period June 4, 2012 through June 3, 2014, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% and 1.19% (on an annual basis) of the Fund’s average daily net assets of Class A Shares and Class Z Shares, respectively, (the “Expense Limitation”). The Expense Limitation shall remain in effect until June 3, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

Before the Fund commenced operations, all of the assets of the Old Mutual Heitman REIT Fund, a series of Old Mutual Funds II (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 4, 2012 reflects the performance of the Predecessor Fund.

All mutual fund investing involves risk, including possible loss of principal.

The Fund intends to evaluate performance as compared to that of the Wilshire US Real Estate Securities Index (“Wilshire US RESI”). The Wilshire US RESI is an unmanaged index which measures the performance of publicly traded U.S. real estate securities. It is impossible to invest directly in an index.

HEITMAN REIT FUND

Fund Expense Disclosure

September 30, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2012 through September 30, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HEITMAN REIT FUND

Fund Expense Disclosure (Concluded)

September 30, 2012

(Unaudited)

	Heitman REIT Fund
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,024.00	$7.61
Hypothetical (5% return before expenses)	1,000.00	1,017.55	7.59
Class Z Shares
Actual	$1,000.00	$1,026.50	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.20	5.92

*

Expenses are equal to an annualized expense ratio for the six month period ended September 30, 2012 of 1.50% and 1.17% for Class A and Class Z Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 2.40% and 2.65% for Class A and Class Z Shares, respectively.

HEITMAN REIT FUND

Portfolio Holdings Summary Table

September 30, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITs-Regional Malls	18.9	$10,613,964
REITs-Apartments	18.1	10,140,656
REITs-Office Property	14.0	7,866,148
REITs-Health Care	13.4	7,540,444
REITs-Shopping Centers	8.1	4,519,820
REITs-Diversified	7.5	4,212,813
REITs-Storage	6.8	3,843,024
REITs-Hotels	6.6	3,721,543
REITs-Warehouse/Industrial	5.0	2,783,518
Hotels & Motels	1.6	875,270
Real Estate Operation/Development	1.2	677,096
Registered Investment Company	0.6	347,596
Liabilities in Excess of Other Assets	(1.8)	(1,010,950)

NET ASSETS	100.0%	$56,130,942

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Portfolio of Investments

September 30, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 101.2%
Hotels & Motels — 1.6%
Hyatt Hotels, Cl A*	21,800	$875,270

Real Estate Operation/Development — 1.2%
Brookfield Office Properties	17,725	293,526
Forest City Enterprises, Cl A*	24,200	383,570

		677,096

REITs-Apartments — 18.1%
American Campus Communities	11,000	482,680
Apartment Investment & Management, Cl A	49,675	1,291,052
AvalonBay Communities	18,412	2,503,848
Camden Property Trust	14,600	941,554
Education Realty Trust	23,800	259,420
Equity Residential	44,957	2,586,376
Essex Property Trust	7,075	1,048,798
UDR	41,375	1,026,928

		10,140,656

REITs-Diversified — 7.5%
Cousins Properties	71,775	569,894
Duke Realty	50,050	735,735
Liberty Property Trust	29,450	1,067,268
Vornado Realty Trust	22,701	1,839,916

		4,212,813

REITs-Health Care — 13.4%
HCP	33,800	1,503,424
Health Care REIT	39,242	2,266,226
Ventas	60,575	3,770,794

		7,540,444

REITs-Hotels — 6.6%
Host Hotels & Resorts	46,114	740,130
LaSalle Hotel Properties	76,875	2,051,794
Pebblebrook Hotel Trust	24,700	577,733
Strategic Hotels & Resorts*	58,550	351,886

		3,721,543

REITs-Office Property — 14.0%
BioMed Realty Trust	103,425	1,936,113
Boston Properties	27,210	3,009,698
Highwoods Properties	22,650	738,843
Kilroy Realty	15,100	676,178
SL Green Realty	18,800	1,505,316

		7,866,148

	Number of Shares	Value
COMMON STOCKS — (Continued)
REITs-Regional Malls — 18.9%
General Growth Properties	56,600	$1,102,568
Macerich	6,950	397,749
Pennsylvania Real Estate Investment Trust	46,800	742,248
Simon Property Group	41,712	6,332,299
Taubman Centers	26,575	2,039,100

		10,613,964
REITs-Shopping Centers — 8.1%
DDR	37,300	572,928
Equity One	43,800	922,428
Federal Realty Investment Trust	18,900	1,990,170
Regency Centers	21,225	1,034,294

		4,519,820

REITs-Storage — 6.8%
Extra Space Storage	34,702	1,153,842
Public Storage	19,323	2,689,182

		3,843,024

REITs-Warehouse/Industrial — 5.0%
EastGroup Properties	10,775	573,230
Prologis	63,097	2,210,288

		2,783,518

TOTAL COMMON STOCKS (Cost $38,263,533)		56,794,296

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Portfolio of Investments (Concluded)

September 30, 2012

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Government Cash Management Fund, Institutional Class, 0.01%(a)	347,596	$347,596

TOTAL REGISTERED INVESTMENT COMPANY (Cost $347,596)		347,596

TOTAL INVESTMENTS — 101.8% (Cost $38,611,129)		57,141,892

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,010,950)

NET ASSETS — 100.0%		$56,130,942

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2012.
Cl	Class
REITs	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Statement of Assets and Liabilities

September 30, 2012

(Unaudited)

Assets
Investments, at value (Cost $38,611,129)	$57,141,892
Cash	56,061
Receivable for investments sold	1,722,421
Receivable for capital shares sold	6,283
Dividends and interest receivable	154,098
Prepaid expenses and other assets	4,857

Total assets	59,085,612

Liabilities
Payable for investments purchased	1,788,913
Payable for capital shares redeemed	1,028,154
Payable to Investment Adviser	71,462
Payable for transfer agent fees	24,626
Payable to custodian	5,528
Payable for service fees	2,156
Accrued expenses (payable to Administrator and Accounting Agent)	33,831

Total liabilities	2,954,670

Net Assets	$56,130,942

Net Assets Consisted of:
Capital stock, $0.001 par value	$5,616
Paid-in capital	41,486,577
Accumulated net investment income	146,257
Accumulated net realized gain from investments	(4,038,271)
Net unrealized appreciation on investments	18,530,763

Net Assets	$56,130,942

Class A:
Net asset value, offering and redemption price per share ($4,874,293 / 490,200)	$9.94

Maximum offering price per share (100/94.25 of $9.94)	$10.55

Class Z:
Net asset value, offering and redemption price per share ($51,256,649 / 5,125,607)	$10.00

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Statement of Operations

For the Six Months Ended September 30, 2012

(Unaudited)

Investment Income
Dividends	$753,183
Less: foreign taxes withheld	(807)
Interest	13

Total investment income	752,389

Expenses
Advisory fees (Note 2)	271,374
Transfer agent fees (Note 2)	45,467
Administration and accounting fees (Note 2)	25,689
Registration and filing fees	22,789
Professional fees	17,386
Custodian fees (Note 2)	12,233
Printing and shareholder reporting fees	6,656
Service fees (Class A) (Note 2)	6,228
Trustees’ and officers’ fees	134
Other expenses	10,551

Total expenses before waivers and reimbursements	418,507

Less: waivers and reimbursements (Note 2)	(59,494)

Net expenses after waivers and reimbursements	359,013

Net investment income	393,376

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	5,284,147
Net change in unrealized depreciation on investments	(4,322,890)

Net realized and unrealized gain on investments	961,257

Net increase in net assets resulting from operations	$1,354,633

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
Increase in net assets from operations:
Net investment income	$393,376	$563,342
Net realized gain on investments	5,284,147	4,121,649
Net change in unrealized appreciation (depreciation) from investments	(4,322,890)	3,618,907

Net increase in net assets resulting from operations:	1,354,633	8,303,898

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	(22,186)	(30,877)
Class Z	(323,839)	(496,982)
Institutional Class	—	(76,677)

Total net investment income	(346,025)	(604,536)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(12,250,627)	(6,444,401)

Total increase (decrease) in net assets	(11,242,019)	1,254,961

Net assets
Beginning of period	67,372,961	66,118,000

End of period	$56,130,942	$67,372,961

Accumulated net investment gain, end of period	$146,257	$99,805

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012	For the Year Ended March 31, 2011		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$9.75		$8.61	$7.06		$3.65	$9.08	$15.34
Net investment income(1)	0.05		0.05	0.05		0.11	0.20	0.29
Net realized and unrealized gain/(loss) on investments(1)	0.18		1.15	1.58		3.42	(5.49)	(3.07)

Net increase/(decrease) in net assets resulting from operations	0.23		1.20	1.63		3.53	(5.29)	(2.78)

Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.06)	(0.05)		(0.12)	(0.14)	(0.29)
Net realized gains	—		—	—		—	—	(3.19)
Tax return of capital	—		—	(0.03	)(2)	—	—	—

Total distributions	(0.04)		(0.06)	(0.08)		(0.12)	(0.14)	(3.48)

Net asset value, end of period	$9.94		$9.75	$8.61		$7.06	$3.65	$9.08

Total investment return(3)	2.40%		13.96%	23.16%		97.55%	(58.85)%	(19.05)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$4,874		$4,976	$5,293		$9,457	$4,333	$10,438
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50%		1.50%	1.40%	1.50%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	3.09	%(4)	1.75%	1.75%		1.63%	1.95%	1.64%
Ratio of net investment income to average net assets	1.03	%(4)	0.58%	0.58%		1.92%	2.78%	3.14%
Portfolio turnover rate	41.56	%(6)	115.13%	169.65%		182.26%	86.69%	66.23%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Financial Highlights

Contained below is per share operating performance data for Class Z Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Z
	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012	For the Year Ended March 31, 2011		For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$9.80		$8.66	$7.10		$3.67	$9.12	$15.34
Net investment income(1)	0.07		0.08	0.06		0.12	0.21	0.09
Net realized and unrealized gain/(loss) on investments(1)	0.19		1.14	1.60		3.44	(5.50)	(2.85)

Net increase/(decrease) in net assets resulting from operations	0.26		1.22	1.66		3.56	(5.29)	(2.76)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.08)	(0.06)		(0.13)	(0.16)	(0.27)
Net realized gains	—		—	—		—	—	(3.19)
Tax return of capital	—		—	(0.04	)(2)	—	—	—

Total distributions	(0.06)		(0.08)	(0.10)		(0.13)	(0.16)	(3.46)

Redemption fees	—	(3)	—	—		—	—	—

Net asset value, end of period	$10.00		$9.80	$8.66		$7.10	$3.67	$9.12

Total investment return(4)	2.65%		14.27%	23.59%		98.07%	(58.68)%	(18.90)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$51,257		$56,055	$49,863		$41,059	$23,233	$68,843
Ratio of expenses to average net assets	1.17	%(5)	1.16%	1.19%		1.25%	1.07%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.23	%(5)	1.22%	1.24%		1.32%	1.23%	1.36%
Ratio of net investment income to average net assets	1.34	%(5)	0.90%	0.75%		2.20%	2.97%	0.71%
Portfolio turnover rate	41.56	%(7)	115.13%	169.65%		182.26%	86.69%	66.23%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
(3)	Amount is less than $0.01 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

HEITMAN REIT FUND

Notes to Financial Statements

September 30, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Heitman REIT Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class Z and Institutional Class Shares. As of September 30, 2012, Institutional Class Shares had not been issued. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where: (i) $1 million or more of up to Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale.

On June 4, 2012, the Heitman REIT Fund, a series of the Trust, acquired substantially all of the assets and liabilities of the Old Mutual Heitman REIT Fund (the “Predecessor Fund”) pursuant to an Agreement and Plan of Reorganization. As a result of the reorganization, Heitman REIT Fund is the accounting successor to the Predecessor Fund. See Note 6 for additional information on the reorganization.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 09/30/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$56,794,296	$56,794,296	$—	$—
Registered Investment Company	347,596	347,596	—	—

Total Investments	$57,141,892	$57,141,892	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended September 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly to its shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by the Fund, after deducting any available capital loss carryovers are declared and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

REAL ESTATE INVESTMENT TRUSTS (“REIT”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

INDUSTRY AND SECTOR RISK — Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: decreases in demand due to economic recessions; increases in supply due to overbuilding; interest rate changes; changes in zoning laws; changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents. The value of real property, and the REITs that invest in it, may decrease during periods of volatility in the credit markets.

REITs RISK — The Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. REITs are dependent upon specialized management skills, have limited diversification and are generally dependent on their ability to generate cash flow to make distributions to shareholders. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, his or her proportionate share of similar expenses of the REITs in which the Fund invests.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Heitman Real Estate Securities LLC (“Heitman” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Effective June 4, 2012, the Adviser is paid a monthly fee of the Fund’s average daily net assets as shown in the table below:

0.90% of average daily net assets up to $300 million

0.85% of average daily net assets $300 million to $500 million

0.80% of average daily net assets $500 million to $750 million

0.75% of average daily net assets $750 million to $1.0 billion

0.70% of average daily net assets $1.0 billion to $1.5 billion

0.65% of average daily net assets $1.5 billion to $2.0 billion

0.60% of average daily net assets in excess of $2.0 billion

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

Prior to June 4, 2012, Old Mutual Capital, Inc. (the “Former Adviser”) served as the Investment Adviser and Administrator to the Fund. For its services, the Fund paid the Former Adviser, the same fees listed above. Prior to June 4, 2012, the Former Adviser had a sub-advisory agreement with Heitman. The Former Adviser, not the Predecessor Fund, paid a sub-advisory fee to Heitman.

For the period from June 4, 2012 through June 3, 2014, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% and 1.19% (on an annual basis) of the Fund’s average daily net assets of Class A Shares and Class Z Shares, respectively, (the “Expense Limitation”). The Expense Limitation shall remain in effect until June 3, 2014, unless the Board of Trustees of the Trust approves its earlier termination. Prior to June 4, 2012, the Former Adviser contractually agreed to waive class level expenses and fund level expenses, to the extent necessary to limit the total annual operating expenses to a specified percentage of the Predecessor Fund’s average daily net assets.

Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of September 30, 2012, the amount of potential recovery was as follows:

Expiration

September 30, 2015
$42,729

As of September 30, 2012, investment advisory fees payable to the Adviser were $71,462. For the period from June 4, 2012 through September 30, 2012, the Adviser waived fees of $42,729. For the period from April 1, 2012 through June 3, 2012, the Former Adviser waived fees of $16,765. As of June 4, 2012, the Former Adviser is no longer eligible to recover any amounts previously waived or reimbursed.

Effective June 4, 2012, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period from June 4, 2012 through September 30, 2012, BNY Mellon accrued administration and accounting fees totaling $25,689.

Effective June 4, 2012, BNY Mellon serves as transfer agent for the Fund. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period from June 4, 2012 through September 30, 2012, BNY Mellon accrued transfer agent fees totaling $29,317.

Prior to June 4, 2012, DST Systems, Inc. (“DST”) served as transfer agent for the Predecessor Fund. For the period from April 1, 2012 through June 3, 2012, DST received fees for its transfer agency services of $16,150, which are included in the Transfer agent fees on the Statement of Operations.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For the six months ended September 30, 2012, the Custodian accrued fees totaling $12,233.

Effective June 4, 2012, Foreside Funds Distributors LLC provides principal underwriting services to the Fund. Prior to June 4, 2012, Old Mutual Investment Partners (the “Predecessor Distributor”) served as the distributor. Each of the

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

Fund and the Predecessor Fund had in place, on behalf of Class A shares a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which provide for payment of a distribution fee of up to 0.25% of the daily net assets of Class A shares. Neither the Fund nor the Predecessor Fund paid a distribution fee on Class A shares and the Fund is not currently making payments under the 12b-1 plan. Each of the Fund and the Predecessor Fund had in place, a Service Plan on behalf of Class A shares which provide for payment of a service fee of up to 0.25% of the average daily net assets. Service fees were paid to financial intermediaries for providing or arranging for others to provide services to shareholders and/or the maintenance of shareholder accounts.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended September 30, 2012 was $3,930. During the period, there was a Trustee who is an employee of BNY Mellon. They were not entitled to compensation during the time of their employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended September 30, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$24,938,896	$34,426,895

4. Capital Share Transactions

For the six months ended September 30, 2012 and the year ended March 31, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012
	Shares	Value	Shares	Value
Class A Shares
Sales	6,376	$63,061	39,667	$360,820
Reinvestments	1,878	18,649	3,191	27,529
Redemptions	(28,597)	(284,379)	(146,919)	(1,286,423)

Net Decrease	(20,343)	$(202,669)	(104,061)	$(898,074)

Class Z Shares
Sales	229,947	$2,304,629	1,525,442	$13,514,215
Reinvestments	15,909	159,069	28,398	246,683
Redemption Fees*	—	2,014	—	2,951
Redemptions	(840,291)	(8,328,872)	(1,594,372)	(13,691,787)

Net Increase/(Decrease)	(594,435)	$(5,863,160)	(40,532)	$72,062

Institutional Class Shares**
Sales	—	$—	172,899	$1,575,000
Reinvestments	—	—	8,815	76,677
Redemptions	(650,766)	(6,184,798)	(803,868)	(7,270,066)

Net Decrease	(650,766)	$(6,184,798)	(622,154)	$(5,618,389)

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

** Information pertains to the Institutional Class Shares of the Predecessor Fund.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The Fund has a tax year end of December 31.

For the tax year ended December 31, 2011, the tax character of distributions paid by the Fund was $644,459 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(8,712,783)	$—	$—	$16,009,690

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$38,611,129

Gross unrealized appreciation	$18,611,735
Gross unrealized depreciation	(80,972)

Net unrealized appreciation	$18,530,763

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses ((i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the tax year ended December 31, 2011, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2012. For the tax year ended December 31, 2011, the Fund had late-year short-term capital loss deferrals of $258,351.

Accumulated capital losses represent net capital loss carry forwards as of December 31, 2011 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is March 31, 2012.

HEITMAN REIT FUND

Notes to Financial Statements (Continued)

September 30, 2012

(Unaudited)

As of December 31, 2011, the Fund had capital loss carryforwards of $8,712,783. If not utilized against future capital gains, this capital loss carryforward will expire in 2017.

6. Reorganization

On May 30, 2012, at a special meeting, shareholders of Old Mutual Heitman REIT Fund (“Acquired Fund”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Acquired Fund were transfered into Class A and Class Z Shares of the Heitman REIT Fund (“Acquiring Fund”) of the Trust as noted below. The consummation of the reorganization took place on June 4, 2012 in a tax-free exchange of shares.

Acquired Fund (series of Old Mutual Funds)	Acquiring Fund (series of FundVantage Funds)	Net Assets	Shares Outstanding
Heitman REIT Fund Class A	Heitman REIT Fund Class A	$4,709,877	507,384
Heitman REIT Fund Class Z	Heitman REIT Fund Class Z	53,259,480	5,703,310

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HEITMAN REIT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 434-8626 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on March 26-27, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an advisory agreement between Heitman Real Estate Securities LLC (the “Adviser” or “Heitman”) and FundVantage Trust (the “Trust”) on behalf of the Heitman REIT Fund (the “Fund”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) how the Adviser will manage the Fund, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information of similarly managed accounts, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (x) compliance with federal securities laws and other regulatory requirements. The Adviser also provided its code of ethics and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

The Trustees reviewed the historical performance charts for the Old Mutual Heitman REIT Fund, a series of Old Mutual Funds II (the “Predecessor Fund”), including a comparison to Heitman’s similarly managed separate account composite and the Predecessor Fund’s benchmark, the Wilshire U.S. Real Estate Securities Index for the one year, three year and five year periods ended December 31, 2011. The Trustees considered that the Predecessor Fund had a 3 star ranking by Morningstar for the same periods. The Trustees also reviewed more recent performance information provided as of February 29, 2012.

Representatives from Heitman and Old Mutual Capital, Inc., investment adviser to the Predecessor Fund (“OM Capital”), attended the meeting either in person or telephonically and discussed Heitman’s history, performance and investment strategy in connection with the proposed approval of the Agreement and answered questions from the Board.

The Adviser, which served as the investment sub-adviser to the Predecessor Fund, provided information regarding its proposed advisory fee for the Fund, including an expense limitation, and an analysis of its fee in relation to the services to be provided to the Fund, the estimated cost of providing such services, the anticipated profitability of the firm in general and as a result of the fees to be received from the Fund and any other ancillary benefit resulting from the Adviser’s relationship

HEITMAN REIT FUND

Other Information (Concluded)

(Unaudited)

with the Fund. The Trustees considered the structure of and the method used to determine the compensation received by a portfolio manager and the Adviser’s most recent financials, including its balance sheet. The Trustees also considered the Adviser’s proposed advisory fee schedule for the Fund in comparison to the fees and breakpoints that the Adviser charges to its separately managed accounts. The Trustees further considered that the Adviser’s proposed advisory fees for the Fund are the same as the advisory fees charged by OM Capital for the Predecessor Fund. The Trustees also reviewed a peer comparison of net advisory fees and noted that the net advisory fee for the Fund would likely be slightly higher than the median net advisory fee charged by the universe of 1940 act registered REIT funds, which the Adviser identified as similarly managed. The Trustees concluded that the advisory fee and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund.

The Trustees reviewed the services to be provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs and services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s anticipated profitability. The Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust, in light of the Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the Fund increase as a result of “breakpoint” reductions in the advisory fee rate at specific asset levels which are reflected in the fee schedule of the Agreement. In addition, the Trustees also considered the potential for the Adviser to grow the Fund’s assets as economies of scale may be achieved due to the ability of the Fund to spread its fixed costs across a larger asset base.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that they had received adequate information and were able to conclude that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.

HEITMAN REIT FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (855) 434-8626.

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Investment Adviser

Heitman Real Estate Securities LLC

191 North Wacker Drive

Suite 2500

Chicago, IL 60606

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

HEITMAN REIT FUND

of

FundVantage Trust

Class A Shares

Class Z Shares

SEMI-ANNUAL REPORT

September 30, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Heitman REIT Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Heitman REIT Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	11/29/2012

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/29/2012

* Print the name and title of each signing officer under his or her signature.